Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings/(loss) per Share
Schedule of Earnings Per Share, Basic and Diluted
2022 2021 2020
Net income/(loss) $ 119,063 $ 57,394 $ (134,197)
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income/(loss) attributable to common stockholders $ 113,294 $ 51,625 $ (139,966)
Weighted average number of common shares, basic 80,061,040 81,121,781 86,143,556
Incremental shares

3,257,861 3,735,059 -
Weighted average number of common shares, diluted

83,318,901 84,856,840 86,143,556
Earnings/(loss) per share, basic $ 1.42 $ 0.64 $ (1.62)
Earnings/(loss) per share, diluted $ 1.36 $ 0.61 $ (1.62)